Warrants Liabilities	6 Months Ended
Sep. 30, 2024
Warrants Liabilities [Abstract]
WARRANTS LIABILITIES

NOTE 12 –WARRANTS LIABILITIES

Representative’s warrants liability

In connection with the Company’s IPO, the Company agreed to issue warrants to the representative of the underwriters, for a nominal consideration of $0.01 to purchase 30,000 American Depositary Shares (“ADSs”) of the Company (equal to 5% of the total number of ADSs sold in the IPO, but not including any over-allotment ADSs sold in the over-allotment option) (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price of $48.0 per ADS (equal to 120% of the Company’s IPO offering price of $40.00 per ADS). The Representative’s Warrants are exercisable beginning from six months after the date of commencement of sales in the Company’s IPO and for a period of five years after the date of commencement of sales in the Company’s IPO.

Because the strike price of the Representative’s Warrants is denominated in United States Dollars, a currency other than the Company’s functional currency, Japanese yen, the Representative’s Warrants were not considered indexed to the Company’s own stock. As such, the Representative’s Warrants were classified as a derivative liability under ASC 815-10, and recorded initially and subsequently at fair value with all future changes in the fair value recognized currently in earnings until such time as the warrants are exercised or expired. As of September 30, 2024, these Representative’s Warrants were issued and outstanding but none of the warrants had been exercised. For the six months ended September 30, 2024 and 2023, these Representative Warrants were antidilutive and accordingly were not included in the diluted EPS calculation based on treasury stock method.

On January 13, 2022, the Company recorded a fair value of $522,116 for the Representative’s Warrants liability at issuance resulting in a decrease in additional paid-in capital of $522,116, as the Company determined these warrants issued to the representative of underwriters were part of its incremental cost directly attributable to the Company’s IPO. The Company recognized a loss of $369 and a gain of $1,833 from the change in fair value of the Representative’s Warrants liability subsequently for the six months ended September 30, 2024 and 2023, respectively.

These warrants do not trade in an active securities market, and as such, the Company estimates their fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) as of September 30, 2024 and March 31, 2024 using the following assumptions:

	September 30, 2024	March 31, 2024
Representative’s Warrants liability
Stock price	$5.80	$2.50
Exercise price	$48.00	$48.00
Expected term (years)	2.28	2.79
Risk-free interest rate	3.58%	4.21%
Expected volatility	51.72%	57.63%

Investors’ warrants liability

On January 26, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company sold 597,015 of its ADSs, at a purchase price of $6.70 per ADS. In the concurrent private placement, the Company also issued to the same investors 597,015 ADS purchase warrants (the “Investors’ Warrants”). The warrants have an exercise price of $6.70 per ADS, are exercisable immediately, and will expire 5.5 years following the date of issuance.

Because the strike price of the Investors’ Warrants is denominated in United States Dollars, a currency other than the Company’s functional currency, Japanese yen, the Investors’ Warrants were not considered indexed to the Company’s own stock. As such, the Investors’ Warrants were classified as a derivative liability under ASC 815-10, and recorded initially and subsequently at fair value with all future changes in the fair value recognized currently in earnings until such time as the warrants are exercised or expired. As of September 30, 2024, these Investors’ Warrants were issued and outstanding but none of the warrants had been exercised. For the six months ended September 30, 2024, these Investors’ Warrants were antidilutive and accordingly were not included in the diluted EPS calculation based on treasury stock method.

On January 26, 2024, the Company recorded a fair value of $541,494 for the Investors’ Warrants liability at issuance. The Company recognized a loss of $1,121,599 from the change in fair value of the Investors’ Warrants liability subsequently for the six months ended September 30, 2024.

These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Model as of September 30, 2024 and March 31, 2024 using the following assumptions:

	September 30, 2024	March 31, 2024
Investors’ Warrants liability
Stock price	$5.80	$2.50
Exercise price	$6.70	$6.70
Expected term (years)	4.83	5.33
Risk-free interest rate	3.58%	4.21%
Expected volatility	57.35%	56.91%